INCOME TAXES - Income Tax Provision (Details)	3 Months Ended
Dec. 31, 2020 USD ($)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred	$ 41,914
Change in valuation allowance	41,914
Operating Loss Carryforwards	$ 166,619